Cover	Aug. 07, 2025
Cover [Abstract]
Entity Registrant Name	Data I/O Corporation
Entity Central Index Key	0000351998
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 07, 2025
Entity File Number	0-10394
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0864123
Entity Address Address Line 1	6645 185th Ave. N.E.
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	425
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	881-6444
Amendment Description	On August 12, 2025, Data I/O Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”), announcing in Item 5.02 the appointment of the Charles DiBona as the Company’s Vice President and Chief Financial Officer, Secretary and Treasurer effective on August 11, 2025. This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) amends the Original Form 8-K in order to clarify that Charles DiBona would be Vice President of Finance of the Company effective August 11, 2025 and effective August 15, 2025 will become an Executive Officer and Vice President and Chief Financial Officer, Secretary and Treasurer of the Company, and will perform the duties and responsibilities generally associated with the role of Chief Financial Officer. For further clarity, Todd Henne will continue to serve as the interim Chief Financial Officer and will continue to perform the duties and responsibilities of a Chief Financial Officer until Mr. DiBona assumes those responsibilities effective August 15, 2025. A copy of the Amendment No. 1 to the Executive Employment Agreement is furnished herewith as Exhibit 10.1 in this amended report. The Original Form 8-K otherwise remains unchanged and does not otherwise reflect events occurring after the original filing of the Form 8-K except as set forth in this Amendment No. 1. This Amendment No. 1 should be read together with the Original Form 8-K.